Property, furniture and equipment, net - Additional information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)
Statement [Line Items]
Cash outflows for lease obligations	S/ 89,334,000		S/ 146,982,000
Gains on disposals of property, plant and equipment	15,300,000		11,780,000
Land [member]
Statement [Line Items]
Disposals, property, plant and equipment	17,367,000	$ 8,552,000	44,374,000	$ 14,100,000
Gains on disposals of property, plant and equipment	15,300,000		9,939,000
Land [member] | Gross carrying amount [member]
Statement [Line Items]
Disposals, property, plant and equipment	S/ 32,667,000		54,313,000
Right-of-use assets [member]
Statement [Line Items]
Gains on disposals of property, plant and equipment			1,841,000
Retirements, property, plant and equipment			59,051,000
Right-of-use assets [member] | Gross carrying amount [member]
Statement [Line Items]
Disposals, property, plant and equipment			18,253,000
Right of use liabilities [Member]
Statement [Line Items]
Retirements, property, plant and equipment			S/ 77,305,000